Shareholder Fees	Oct. 31, 2024 USD ($)
Neuberger Berman Carbon Transition & Infrastructure ETF | Neuberger Berman Carbon Transition & Infrastructure ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0